Class A and Class P [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A and Class P | UBS Ultra Short Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	5.31%	5.61%	(0.19%)	(0.14%)	0.81%	2.79%